Long-term debt (Details)	12 Months Ended								12 Months Ended				1 Months Ended																																			3 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($) project	Mar. 31, 2012 Curtis Palmer USD ($)	Dec. 31, 2011 Curtis Palmer USD ($)	Mar. 31, 2012 Guarantor Subsidiaries USD ($)	Dec. 31, 2011 Guarantor Subsidiaries USD ($)	Dec. 31, 2011 Chambers quarter	Dec. 31, 2011 Selkirk M	Dec. 31, 2011 Delta-Person quarter	Dec. 31, 2011 Gregory M	Nov. 30, 2011 Senior Notes, due 2018 USD ($)	Mar. 31, 2012 Senior Notes, due 2018 USD ($)	Dec. 31, 2011 Senior Notes, due 2018 USD ($)	Nov. 04, 2011 Senior Notes, due 2018 USD ($)	Mar. 31, 2012 Senior unsecured notes, due June 2036 USD ($)	Mar. 31, 2012 Senior unsecured notes, due June 2036 CAD	Dec. 31, 2011 Senior unsecured notes, due June 2036 USD ($)	Dec. 31, 2011 Senior unsecured notes, due June 2036 CAD	Mar. 31, 2012 Senior unsecured notes, due July 2014 USD ($)	Dec. 31, 2011 Senior unsecured notes, due July 2014 USD ($)	Dec. 31, 2011 Senior unsecured notes, due July 2014 Curtis Palmer USD ($)	Mar. 31, 2012 Senior guaranteed notes, due August 2017 USD ($)	Dec. 31, 2011 Senior guaranteed notes, due August 2017 USD ($)	Mar. 31, 2012 Senior guaranteed notes, due August 2019 USD ($)	Dec. 31, 2011 Senior guaranteed notes, due August 2019 USD ($)	Mar. 31, 2012 Epsilon Power Partners term facility, due 2019 USD ($)	Dec. 31, 2011 Epsilon Power Partners term facility, due 2019 USD ($)	Dec. 31, 2010 Epsilon Power Partners term facility, due 2019 USD ($)	Mar. 31, 2012 Path 15 senior secured bonds USD ($)	Dec. 31, 2011 Path 15 senior secured bonds USD ($)	Dec. 31, 2010 Path 15 senior secured bonds USD ($)	Mar. 31, 2012 Path 15 senior secured bonds Minimum	Dec. 31, 2011 Path 15 senior secured bonds Minimum	Mar. 31, 2012 Path 15 senior secured bonds Maximum	Dec. 31, 2011 Path 15 senior secured bonds Maximum	Mar. 31, 2012 Auburndale term loan, due 2013 USD ($)	Dec. 31, 2011 Auburndale term loan, due 2013 USD ($)	Dec. 31, 2010 Auburndale term loan, due 2013 USD ($)	Mar. 31, 2012 Cadillac term loan, due 2025 USD ($)	Dec. 31, 2011 Cadillac term loan, due 2025 USD ($)	Dec. 31, 2010 Cadillac term loan, due 2025 USD ($)	Mar. 31, 2012 Cadillac term loan, due 2025 Minimum	Dec. 31, 2011 Cadillac term loan, due 2025 Minimum	Mar. 31, 2012 Cadillac term loan, due 2025 Maximum	Dec. 31, 2011 Cadillac term loan, due 2025 Maximum	Mar. 31, 2012 Piedmont bridge loan, due 2013 USD ($)	Dec. 31, 2011 Piedmont bridge loan, due 2013 USD ($)	Dec. 31, 2011 Senior credit facility USD ($)	Mar. 31, 2012 Senior credit facility USD ($)	Dec. 31, 2011 Senior credit facility Minimum M	Dec. 31, 2011 Senior credit facility Maximum
Long-term debt
Total debt				$ 1,415,278,000										$ 460,000,000	$ 460,000,000	$ 460,000,000	$ 210,526,000	210,000,000	$ 206,490,000	210,000,000	$ 190,000,000	$ 190,000,000	$ 190,000,000	$ 150,000,000	$ 150,000,000	$ 75,000,000	$ 75,000,000	$ 34,608,000	$ 34,982,000	$ 36,482,000	$ 145,880,000	$ 145,879,000	$ 153,868,000					$ 10,150,000	$ 11,900,000	$ 21,700,000	$ 39,631,000	$ 40,231,000	$ 42,531,000					$ 108,863,000	$ 100,796,000
Purchase accounting fair value adjustments	11,305,000		10,398,000	10,580,000
Less current maturities	(21,587,000)		(246,520,000)	(20,958,000)			(246,520,000)	(20,958,000)
Total long-term debt	244,299,000		1,364,685,000	1,404,900,000	190,000,000	190,000,000	714,685,000	754,900,000
Interest rate (as a percent)														9.00%	9.00%	9.00%	5.95%	5.95%	5.95%	5.95%	5.90%	5.90%		5.87%	5.87%	5.97%	5.97%	7.40%	7.40%					7.90%	7.90%	9.00%	9.00%	5.10%	5.10%					6.02%	6.02%	8.00%	8.00%
Variable interest rate basis																																																Libor	Libor	U.S. Prime Rate, the London Interbank Offered Rate or the Canadian Prime Rate
Applicable margin (as a percent)																																																3.50%	3.50%	2.75%	2.75%	0.75%	3.00%
Aggregate principal amount of notes issued	80,500,000	80,500,000
Percentage of par value at which debt was issued																97.471%
Gross proceeds from senior notes													448,000,000
Number of projects not in compliance with covenants contained in project level debt				1
Number of quarters used in calculating the debt service coverage ratio									4		4
Period of historical project cash flows used to calculate debt service coverage ratio (in months)										6		6
Period of projected project cash flows used to calculate debt service coverage ratio (in months)										6		6
Maximum borrowing capacity before amendment																																																		100,000,000
Maximum borrowing capacity																																																		300,000,000
Maximum capacity to be utilized for letter of credit																																																		200,000,000
Period for which the entity is expected to remain in compliance with covenants (in months)																																																				12
Amount drawn on the senior credit facility																																																		72,800,000	72,800,000
Letters of credit issued but not drawn																																																		107,300,000	139,100,000
Principal payments on the maturities of debt due in next five years
2012				20,958,000
2013				75,059,000
2014				209,854,000
2015				21,771,000
2016				21,677,000
Thereafter				1,065,959,000
Total				$ 1,415,278,000										$ 460,000,000	$ 460,000,000	$ 460,000,000	$ 210,526,000	210,000,000	$ 206,490,000	210,000,000	$ 190,000,000	$ 190,000,000	$ 190,000,000	$ 150,000,000	$ 150,000,000	$ 75,000,000	$ 75,000,000	$ 34,608,000	$ 34,982,000	$ 36,482,000	$ 145,880,000	$ 145,879,000	$ 153,868,000					$ 10,150,000	$ 11,900,000	$ 21,700,000	$ 39,631,000	$ 40,231,000	$ 42,531,000					$ 108,863,000	$ 100,796,000